Average Annual Total Returns	0 Months Ended
Mar. 01, 2013
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Intrinsic Small Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	22.37%
5 Years	2.29%
10 Years	10.09%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Intrinsic Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	22.37%
5 Years	2.29%
10 Years	9.13%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Intrinsic Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	14.54%
5 Years	1.96%
10 Years	8.45%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Opportunities Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Opportunities Fund) | Administrator Class
Average Annual Return:
1 Year	12.54%
5 Years	3.35%
10 Years	11.32%
Inception Date of Share Class	Aug. 01, 1993
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Opportunities Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.21%
5 Years	2.84%
10 Years	9.80%
Inception Date of Share Class	Aug. 01, 1993
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Opportunities Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.73%
5 Years	2.78%
10 Years	9.48%
Inception Date of Share Class	Aug. 01, 1993
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	13.40%
5 Years	3.42%
10 Years	11.65%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.36%
5 Years	3.10%
10 Years	10.63%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.49%
5 Years	2.84%
10 Years	10.17%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.21%
5 Years	4.54%
10 Years	10.20%
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small/Mid Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	11.31%
5 Years	1.94%
10 Years	10.34%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small/Mid Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.10%
5 Years	1.79%
10 Years	9.88%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Small/Mid Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.35%
5 Years	1.59%
10 Years	9.12%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Special Small Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	13.71%
5 Years	4.08%
10 Years	9.50%
Inception Date of Share Class	Jul. 23, 1996
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Special Small Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.71%
5 Years	4.01%
10 Years	8.53%
Inception Date of Share Class	Jul. 23, 1996
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Special Small Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.91%
5 Years	3.48%
10 Years	8.24%
Inception Date of Share Class	Jul. 23, 1996
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Traditional Small Cap Growth Fund) | Administrator Class
Average Annual Return:
1 Year	13.78%
5 Years	2.48%
10 Years	8.80%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Traditional Small Cap Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.58%
5 Years	2.41%
10 Years	8.14%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Administrator) | (WFA Traditional Small Cap Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.21%
5 Years	2.10%
10 Years	7.70%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	15.10%
5 Years	0.84%
10 Years	9.20%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	15.10%
5 Years	0.84%
10 Years	8.24%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.81%
5 Years	0.72%
10 Years	7.64%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Intrinsic Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	20.20%
5 Years	1.29%
10 Years	9.15%
Inception Date of Share Class	Mar. 31, 2008
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	6.64%
5 Years	1.93%
10 Years	10.85%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.73%
5 Years	1.67%
10 Years	9.88%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.06%
5 Years	1.58%
10 Years	9.45%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class B
Average Annual Return:
1 Year	7.31%
5 Years	2.01%
10 Years	10.92%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	11.31%
5 Years	2.38%
10 Years	10.67%
Inception Date of Share Class	Nov. 30, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.21%
5 Years	4.54%
10 Years	10.20%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class A
Average Annual Return:
1 Year	4.62%
5 Years	0.49%
10 Years	9.44%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	4.53%
5 Years	0.38%
10 Years	9.00%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.00%
5 Years	0.37%
10 Years	8.30%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Small/Mid Cap Value Fund) | Class C
Average Annual Return:
1 Year	9.27%
5 Years	0.95%
10 Years	9.44%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class A
Average Annual Return:
1 Year	6.93%
5 Years	2.59%
10 Years	8.57%
Inception Date of Share Class	May 07, 1993
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.93%
5 Years	2.54%
10 Years	7.64%
Inception Date of Share Class	May 07, 1993
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.51%
5 Years	2.20%
10 Years	7.41%
Inception Date of Share Class	May 07, 1993
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class B
Average Annual Return:
1 Year	7.54%
5 Years	2.68%
10 Years	8.64%
Inception Date of Share Class	Mar. 26, 1999
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Special Small Cap Value Fund) | Class C
Average Annual Return:
1 Year	11.59%
5 Years	3.05%
10 Years	8.41%
Inception Date of Share Class	Dec. 12, 2000
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class A
Average Annual Return:
1 Year	7.07%
5 Years	1.19%
10 Years	8.07%
Inception Date of Share Class	Jun. 05, 1995
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.87%
5 Years	1.14%
10 Years	7.41%
Inception Date of Share Class	Jun. 05, 1995
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.84%
5 Years	1.00%
10 Years	7.04%
Inception Date of Share Class	Jun. 05, 1995
(WFA Small to Mid Cap Stock Funds - Retail) | (WFA Traditional Small Cap Growth Fund) | Class C
Average Annual Return:
1 Year	11.68%
5 Years	1.63%
10 Years	7.90%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Intrinsic Small Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	22.67%
5 Years	2.51%
10 Years	10.26%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Intrinsic Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	22.67%
5 Years	2.50%
10 Years	9.28%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Intrinsic Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	14.74%
5 Years	2.14%
10 Years	8.60%
Inception Date of Share Class	Apr. 08, 2005
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	13.63%
5 Years	3.61%
10 Years	11.84%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.53%
5 Years	3.27%
10 Years	10.82%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.63%
5 Years	2.99%
10 Years	10.34%
Inception Date of Share Class	Jul. 31, 2007
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.21%
5 Years	4.54%
10 Years	10.20%
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small/Mid Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	11.58%
5 Years	2.14%
10 Years	10.48%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small/Mid Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.29%
5 Years	1.95%
10 Years	9.99%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Small/Mid Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.53%
5 Years	1.75%
10 Years	9.23%
Inception Date of Share Class	Aug. 31, 2006
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Special Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Special Small Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	13.92%
5 Years	4.16%
10 Years	9.54%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Special Small Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.84%
5 Years	4.07%
10 Years	8.56%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Special Small Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.05%
5 Years	3.54%
10 Years	8.27%
Inception Date of Share Class	Jul. 30, 2010
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Traditional Small Cap Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Traditional Small Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	13.99%
5 Years	2.70%
10 Years	9.03%
Inception Date of Share Class	Nov. 19, 1997
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Traditional Small Cap Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	13.79%
5 Years	2.63%
10 Years	8.37%
Inception Date of Share Class	Nov. 19, 1997
(WFA Small to Mid Cap Stock Funds - Institutional) | (WFA Traditional Small Cap Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.34%
5 Years	2.29%
10 Years	7.91%
Inception Date of Share Class	Nov. 19, 1997
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Intrinsic Small Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	22.02%
5 Years	1.99%
10 Years	9.82%
Inception Date of Share Class	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Intrinsic Small Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	22.02%
5 Years	1.99%
10 Years	8.87%
Inception Date of Share Class	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Intrinsic Small Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	14.31%
5 Years	1.70%
10 Years	8.21%
Inception Date of Share Class	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Years	3.55%
10 Years	9.50%
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	13.12%
5 Years	3.17%
10 Years	11.59%
Inception Date of Share Class	Dec. 31, 1997
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	12.20%
5 Years	2.92%
10 Years	10.62%
Inception Date of Share Class	Dec. 31, 1997
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.31%
5 Years	2.65%
10 Years	10.14%
Inception Date of Share Class	Dec. 31, 1997
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small/Mid Cap Value Fund) | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	19.21%
5 Years	4.54%
Since Inception	10.20%
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small/Mid Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	10.90%
5 Years	1.59%
Since Inception	10.04%
Inception Date of Share Class	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small/Mid Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.83%
5 Years	1.51%
Since Inception	9.62%
Inception Date of Share Class	Mar. 28, 2002
(WFA Small to Mid Cap Stock Funds - Investor) | (WFA Small/Mid Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.09%
5 Years	1.33%
Since Inception	8.85%
Inception Date of Share Class	Mar. 28, 2002